Long-term Debt - Weighted-Average Interest Rates (Table) (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Weighted-average interest rates on the executed loans	2.02%	2.88%	4.41%